Variable Interest Entities (Policies)	12 Months Ended
Dec. 31, 2019
Variable Interest Entities
The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a variable interest in a VIE.  A VIE is a legal entity that possesses any of the following conditions: the entity’s equity at risk is not sufficient to permit the legal entity to finance its activities without additional subordinated financial support, equity owners are unable to direct the activities that most significantly impact the legal entity’s economic performance (or they possess disproportionate voting rights in relation to the economic interest in the legal entity), or the equity owners lack the obligation to absorb the legal entity’s expected losses or the right to receive the legal entity’s expected residual returns. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether AEP is the primary beneficiary of a VIE, management considers whether AEP has the power to direct the most significant activities of the VIE and is obligated to absorb losses or receive the expected residual returns that are significant to the VIE. Management believes that significant assumptions and judgments were applied consistently.

AEP holds ownership interests in businesses with varying ownership structures. Partnership interests and other variable interests are evaluated to determine if each entity is a VIE, and if so, whether or not the VIE should be consolidated into AEP’s financial statements. AEP has not provided material financial or other support that was not previously contractually required to any of its consolidated VIEs. If an entity is determined not to be a VIE, or if the entity is determined to be a VIE and AEP is not deemed to be the primary beneficiary, the entity is accounted for under the equity method of accounting.